Corporate information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
Country Of Incorporation	Luxembourg Law
Address Of Entity's Registered Office	Château de Betzdorf, L-6815 Betzdorf, Luxembourg
Description Of Nature Of Entity's Operations And Principal Activities	SES is a leader in global content connectivity solutions, leveraging a vast and intelligent network spanning satellite and ground infrastructure to create, deliver and manage video and data solutions enabling customers to connect more people in more places with content that enriches their personal stories with knowledge, entertainment and opportunity.